COMMITMENTS AND CONTINGENCIES - Repurchase of ordinary shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jul. 22, 2024
COMMITMENTS AND CONTINGENCIES.
Authorized amount for share repurchases		$ 100
Share repurchase program	0